Business Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Acquisitions

5. Business Acquisitions

On March 2, 2020, we acquired all of the issued and outstanding stock of Graphic Sciences. The purchase price paid for Graphic Sciences was $3,906,253 in cash plus potential contingent, or earnout, payments of up $833,000 annually over a three year period based on a gross profit level achieved by Graphic Sciences on an annual basis, for maximum total earnout payments over a three year period of $2,500,000, and with no minimum earnout payments. At the time of this acquisition, management estimated a fair value of the contingent liability—earnout (“earnout liability”) of $686,200 based on the terms of the earnout, and accordingly, recorded this amount as our earnout liability at the acquisition date in accordance with GAAP. For the years ended December 31, 2021 and 2020 we recorded a change in fair value of our earnout liabilities in the amount of $123,377 and $1,554,800, respectively. On June 8, 2021, we paid $769,733 for the first annual period. At December 31, 2021, our consolidated balance sheets reflected an earnout liability for Graphic Sciences in the amount of $1,463,644. See Note 7 for the estimated fair value of the earnout liability as of December 31, 2021.

On April 21, 2020, we acquired substantially all of the assets of CEO Image. The purchase price paid for the assets of CEO Image consisted of $128,832 in cash, $170,000 in installment payments paid during 2020, and potential contingent, or earnout, payments of up $185,000 annually over a two year period based on a sales revenue level achieved by certain customers of CEO Image on an annual basis, for maximum total earnout payments over a two year period of $370,000, and with no minimum earnout payments. At the time of this acquisition, management estimated a fair value of the contingent liability—earnout (“earnout liability”) of $203,000 based on the terms of the earnout, and accordingly, recorded this amount as our earnout liability at the acquisition date in accordance with GAAP. For the year ended December 31, 2021 we recorded a change in fair value of our earnout liabilities in the amount of $18,038 and $0, respectively. On June 10, 2021, we paid $185,000 for the first annual period. At December 31, 2021, our consolidated balance sheets reflected an earnout liability for CEO Image in the amount of $167,038. See Note 7 for the estimated fair value of the earnout liability as of December 31, 2021.

The purchase price was allocated to assets acquired and liabilities assumed based on the estimated fair value of such assets and liabilities at the date of acquisitions as follows:

	Total 2020	March 2, 2020	April 21, 2020
Assets acquired:
Cash	$17,269	$17,269	$-
Accounts receivable	1,122,737	1,071,770	50,967
Accounts receivable, unbilled	276,023	276,023	-
Parts and supplies	91,396	91,396	-
Prepaid expenses	73,116	73,116	-
Other current assets	5,954	5,954	-
Right of use assets	2,885,618	2,885,618	-
Property and equipment	735,885	732,372	3,513
Intangible assets (see Note 6)	1,361,000	1,230,000	131,000
	6,568,998	6,383,518	185,480
Liabilities assumed:
Accounts payable	168,749	129,622	39,127
Accrued expenses	162,426	155,949	6,477
Lease liabilities	2,947,684	2,947,684	-
Federal and state taxes payable	168,900	168,900	-
Deferred revenue	198,659	39,186	159,473
Deferred tax liabilities - Net	149,900	149,900	-
	3,796,318	3,591,241	205,077

Total identifiable net assets/(liabilities)	2,772,680	2,792,277	(19,597)

Purchase price	5,095,567	4,592,453	503,114

Goodwill - Excess of purchase price over fair value of net assets acquired	$2,322,887	$1,800,176	$522,711

Acquisition costs which include legal and other professional fees of approximately $636,440 were expensed as nonrecurring transaction costs and are included in significant transaction costs for 2020 in the accompanying consolidated statement of operations.

The following unaudited pro forma information presents a summary of our consolidated results of operations, as if the acquisitions of Graphic Sciences and CEO Image had occurred on January 1, 2020.

For the year ended December 31, 2020	(unaudited)
December 31, 2020
Total revenues	$9,686,354

Net loss	$(1,993,389)

Basic and diluted net loss per share	$(0.70)

The unaudited pro forma consolidated results are based on our historical financial statements and those of Graphic Sciences and CEO Image and do not necessarily indicate the results of operations that would have resulted had the acquisition actually been completed at the beginning of the applicable period presented. The pro forma financial information assumes that the companies were combined as of January 1, 2020.

The following tables present the amounts of revenue and earnings of the acquirees since the acquisition date included in the consolidated income statement for the reporting period.

	Year ended December 31,
	2021	2020
Graphic Sciences:
Total revenues	$7,995,600	$5,238,654
Net income	$1,062,390	$645,042

	Year ended December 31,
	2021		2020
CEO Image:
Total revenues	$526,634		$375,863
Net income	$-	(a)	$-	(a)

(a)	Total earnings from the CEO Image acquisition are impracticable to disclose as they are not accounted for separately because its operations and financial reporting were merged with existing operations and financial reporting.